ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Advertising - 1.1%
Omnicom Group, Inc.	15,560	$1,562,691

Aerospace & Defense - 1.1%
Lockheed Martin Corp.	2,985	1,695,778

Agricultural Products & Services - 0.9%
Archer-Daniels-Midland Co.	23,021	1,404,051

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	11,177	1,379,354

Apparel Retail - 2.0%
Ross Stores, Inc.	9,447	1,422,813
TJX Cos., Inc.	12,728	1,492,612
		2,915,425

Application Software - 2.9%
Adobe, Inc. (a)	2,580	1,481,978
Intuit, Inc.	2,160	1,361,362
Salesforce, Inc.	5,615	1,420,033
		4,263,373

Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	3,087	1,387,421

Biotechnology - 2.1%
AbbVie, Inc.	8,397	1,648,415
Amgen, Inc.	4,486	1,497,561
		3,145,976

Building Products - 2.0%
Builders FirstSource, Inc. (a)	9,494	1,651,956
Owens Corning	7,937	1,339,210
		2,991,166

Cable & Satellite - 2.1%
Charter Communications, Inc. - Class A (a)	4,928	1,712,677
Comcast Corp. - Class A	36,920	1,460,925
		3,173,602

Communications Equipment - 3.0%
Arista Networks, Inc. (a)	4,024	1,422,001
Cisco Systems, Inc.	29,806	1,506,395

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.4% (CONTINUED)	Shares	Value
Communications Equipment - 3.0% (Continued)
Motorola Solutions, Inc.	3,568	$1,577,199
		4,505,595

Construction Machinery & Heavy Transportation Equipment - 1.9%
Caterpillar, Inc.	4,137	1,473,186
PACCAR, Inc.	13,818	1,329,015
		2,802,201

Consumer Finance - 2.1%
Discover Financial Services	10,911	1,513,465
Synchrony Financial	31,293	1,572,786
		3,086,251

Consumer Staples Merchandise Retail - 1.0%
Target Corp.	9,735	1,495,491

Electric Utilities - 2.1%
Entergy Corp.	13,135	1,585,263
NRG Energy, Inc.	17,195	1,461,747
		3,047,010

Electronic Components - 0.9%
Amphenol Corp. - Class A	20,541	1,385,490

Electronic Manufacturing Services - 1.9%
Jabil, Inc.	12,366	1,351,356
TE Connectivity Ltd.	9,323	1,432,013
		2,783,369

Food Distributors - 1.0%
Sysco Corp.	19,109	1,489,929

Health Care Distributors - 3.1%
Cardinal Health, Inc.	15,130	1,705,454
Cencora, Inc.	6,460	1,547,622
McKesson Corp.	2,472	1,386,990
		4,640,066

Health Care Equipment - 1.0%
GE HealthCare Technologies, Inc.	17,552	1,488,761

Health Care Services - 1.0%
Cigna Group	4,068	1,471,843

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.4% (CONTINUED)	Shares	Value
Home Improvement Retail - 2.0%
Home Depot, Inc.	3,953	$1,456,680
Lowe's Cos., Inc.	6,063	1,506,656
		2,963,336

Homebuilding - 3.5%
DR Horton, Inc.	9,831	1,855,700
Lennar Corp. - Class A	9,369	1,705,720
PulteGroup, Inc.	12,706	1,672,745
		5,234,165

Homefurnishing Retail - 0.8%
Williams-Sonoma, Inc.	9,268	1,244,970

Household Products - 1.0%
Kimberly-Clark Corp.	9,939	1,437,776

Integrated Telecommunication Services - 2.0%
AT&T, Inc.	77,859	1,549,394
Verizon Communications, Inc.	35,039	1,463,930
		3,013,324

Interactive Home Entertainment - 1.0%
Electronic Arts, Inc.	10,225	1,552,359

Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	7,918	1,293,643
Meta Platforms, Inc. - Class A	2,651	1,381,993
		2,675,636

IT Consulting & Other Services - 3.2%
Accenture PLC - Class A	4,692	1,604,429
Cognizant Technology Solutions Corp. - Class A	20,468	1,591,796
International Business Machines Corp.	7,935	1,603,902
		4,800,127

Life & Health Insurance - 1.2%
Aflac, Inc.	15,657	1,727,906

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	10,405	1,487,083

Managed Health Care - 3.1%
Elevance Health, Inc.	2,560	1,425,638
Humana, Inc.	3,925	1,391,295

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.4% (CONTINUED)	Shares	Value
Managed Health Care - 3.1% (Continued)
UnitedHealth Group, Inc.	2,914	$1,719,843
		4,536,776

Movies & Entertainment - 1.0%
Netflix, Inc. (a)	2,178	1,527,540

Oil & Gas Exploration & Production - 1.9%
Devon Energy Corp.	30,285	1,356,162
EOG Resources, Inc.	11,349	1,461,978
		2,818,140

Oil & Gas Refining & Marketing - 1.9%
Phillips 66	9,973	1,399,312
Valero Energy Corp.	9,818	1,440,595
		2,839,907

Pharmaceuticals - 1.0%
Eli Lilly & Co.	1,542	1,480,351

Property & Casualty Insurance - 5.5%
Chubb Ltd.	5,579	1,585,440
Cincinnati Financial Corp.	11,940	1,636,138
Hartford Financial Services Group, Inc.	13,609	1,580,005
Progressive Corp.	6,509	1,641,570
W R Berkley Corp.	27,309	1,630,347
		8,073,500

Regional Banks - 1.2%
Regions Financial Corp.	73,875	1,730,152

Reinsurance - 1.0%
Everest Group Ltd.	3,594	1,409,711

Restaurants - 1.8%
Domino's Pizza, Inc.	2,947	1,220,677
Yum! Brands, Inc.	11,032	1,488,437
		2,709,114

Semiconductor Materials & Equipment - 3.3%
Applied Materials, Inc.	5,842	1,152,393
KLA Corp.	1,609	1,318,463
Lam Research Corp.	1,317	1,081,270
Teradyne, Inc.	9,423	1,288,407
		4,840,533

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.4% (CONTINUED)	Shares	Value
Semiconductors - 8.6%
Broadcom, Inc.	8,297	$1,350,917
Microchip Technology, Inc.	15,739	1,293,116
Monolithic Power Systems, Inc.	1,600	1,495,488
NVIDIA Corp.	11,083	1,322,978
NXP Semiconductors NV	5,337	1,368,193
ON Semiconductor Corp. (a)	20,565	1,601,397
Qualcomm, Inc.	7,080	1,241,124
Skyworks Solutions, Inc.	13,256	1,452,725
Texas Instruments, Inc.	7,309	1,566,611
		12,692,549

Specialty Chemicals - 0.9%
Celanese Corp.	9,969	1,301,951

Steel - 0.9%
Steel Dynamics, Inc.	10,956	1,309,352

Systems Software - 2.9%
Microsoft Corp.	3,072	1,281,454
Oracle Corp.	9,816	1,386,903
Palo Alto Networks, Inc. (a)	4,447	1,613,016
		4,281,373

Technology Distributors - 1.0%
CDW Corp.	6,345	1,431,686

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	6,575	1,505,675
HP, Inc.	38,916	1,407,981
NetApp, Inc.	10,896	1,315,365
Super Micro Computer, Inc. (a)	2,208	966,442
		5,195,463

Tobacco - 2.3%
Altria Group, Inc.	31,077	1,671,010
Philip Morris International, Inc.	13,817	1,703,498
		3,374,508

Trading Companies & Distributors - 2.1%
United Rentals, Inc.	2,108	1,562,576
WW Grainger, Inc.	1,510	1,487,229
		3,049,805

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.4% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 1.0%
Visa, Inc. - Class A	5,430	$1,500,689
TOTAL COMMON STOCKS (Cost $129,384,090)		144,354,625

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Simon Property Group, Inc.	9,493	1,588,654
VICI Properties, Inc.	49,684	1,663,420
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,716,942)		3,252,074

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (b)	462,128	462,128
TOTAL SHORT-TERM INVESTMENTS (Cost $462,128)		462,128

TOTAL INVESTMENTS - 99.9% (Cost $132,563,160)		$148,068,827
Other Assets in Excess of Liabilities - 0.1%		110,895
TOTAL NET ASSETS - 100.0%		$148,179,722

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Astoria US Equal Weight Quality Kings ETF (the "Fund") has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$144,354,625	$—	$—	$144,354,625
Real Estate Investment Trust	3,252,074	—	—	3,252,074
Money Market Funds	462,128	—	—	462,128
Total Investments in Securities	$148,068,827	$—	$—	$148,068,827

Refer to the Schedule of Investments for additional information.

During the fiscal period ended August 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.